Summary of Related Parties Transaction by Related Party (Detail)	12 Months Ended
Dec. 31, 2013
Vincent Tianquan Mo
Related Party Transaction [Line Items]
Relationship with the Group	Executive chairman of the board of directors
Richard Jiangong Dai
Related Party Transaction [Line Items]
Relationship with the Group	Chief executive officer
Wall Street Global Training Center
Related Party Transaction [Line Items]
Relationship with the Group	A company under the control of Vincent Tianquan Mo and two other independent directors
Beihai Silver Beach
Related Party Transaction [Line Items]
Relationship with the Group	A company under the control of Vincent Tianquan Mo
Che Tian Xia Company
Related Party Transaction [Line Items]
Relationship with the Group	A company under the control of Vincent Tianquan Mo and Richard Jiangong Dai
Guangxi Wharton
Related Party Transaction [Line Items]
Relationship with the Group	A company under the control of Vincent Tianquan Mo
Research Center
Related Party Transaction [Line Items]
Relationship with the Group	A company under the control of Vincent Tianquan Mo
Crowne Plaza
Related Party Transaction [Line Items]
Relationship with the Group	A company under the control of Vincent Tianquan Mo